RETIREMENT BENEFITS - Contributions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
U.S. Pension Plans
Defined Benefit Plan, Estimated Future Employer Contributions [Abstract]
Estimated future cash contributions	$ 0
Cash contributions paid by the Company	500	$ 0
Estimated benefits paid directly by Company	71
Benefits paid directly by the Company	56	52
Non-U.S. Pension Plans
Defined Benefit Plan, Estimated Future Employer Contributions [Abstract]
Estimated future cash contributions	90
Cash contributions paid by the Company	82	92
Estimated benefits paid directly by Company	44
Benefits paid directly by the Company	44	42
U.S. Postretirement Benefit Plans
Defined Benefit Plan, Estimated Future Employer Contributions [Abstract]
Estimated future cash contributions	0
Cash contributions paid by the Company	0	174
Estimated benefits paid directly by Company	0
Benefits paid directly by the Company	6	61
Non-U.S. Postretirement Benefit Plans
Defined Benefit Plan, Estimated Future Employer Contributions [Abstract]
Estimated future cash contributions	4
Cash contributions paid by the Company	4	4
Estimated benefits paid directly by Company	5
Benefits paid directly by the Company	$ 5	$ 5